Summary of significant accounting policies (Details Narrative)								3 Months Ended		12 Months Ended
	Feb. 28, 2025 shares	Feb. 10, 2025 USD ($)	Aug. 30, 2024 USD ($) shares	Aug. 21, 2024 $ / shares	Jul. 29, 2023 $ / shares	Jul. 29, 2022 USD ($) shares	Sep. 13, 2018 $ / shares shares	Mar. 31, 2025 USD ($) Segment shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares		Feb. 25, 2025 $ / shares	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Cash balances								$ 62,300,000		$ 63,800,000
Working capital deficit								59,800,000		57,900,000
Net capital deficit								43,927,603	$ 41,407,040	41,756,058	$ 39,143,247	$ 24,735,379
Net loss								4,487,358	2,631,928	38,826,762	14,417,786
Net cash used in operating activities								(1,487,912)	(220,972)	3,450,240	(15,286,494)
Net cash used in investing activities								$ 174,562	11,443	565,034	(1,444,823)
New issuance shares										$ 22,350,207
Number of reportable segments | Segment								2
Shares forfeited | shares										685,453
Fair value of awards granted						$ 29,376,811		$ 2,158,749		$ 20,870,117
Stock price at grant date | $ / shares				$ 6.22	$ 6.22									$ 1.49
Share-based compensation expense								2,158,749		20,869,721
Accounts receivable credit loss										484,303	187,462	117,195
Impairment charges on goodwill										14,941,955
Asset impairment charges										5,400,000
Advertising and promotion costs										784,818	618,661
Safeguarding assets										3,790,176	1,983,116
Safeguarding liabilities										3,790,176	1,983,116
Cash								62,300,298		63,821,397	48,516,765
Net cash used in operating activities								1,487,912	220,972	(3,450,240)	15,286,494
Net cash provided by investing activities								(174,562)	(11,443)	(565,034)	1,444,823
Net cash used in financing activities								$ (141,611)	$ (470,451)	(2,016,549)	1,197,648
Expected Volatility, Minimum				26.65%	26.65%
Expected Volatility, Maximum				42.32%	42.32%
Expected Dividend Yield				0.00%	0.00%
Exercise Price | $ / shares
Weighted Average Fair Value | $ / shares				$ 5.75	5.75
Other assets										$ 1,086,316	$ 1,094,379
Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares | shares								1,027,997	2,604,554	244,515	2,523,557
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration of credit risk percentgae										64.90%	53.00%
Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period										5 years
Developed Technologies [Member]
Product Information [Line Items]
Intangible assets amortized period										7 years
Trade Names And Trademarks [Member]
Product Information [Line Items]
Intangible assets amortized period										10 years
Business Combination Agreement [Member]
Product Information [Line Items]
Ordinary shares | shares										40,000,000
Currenc at exchange after adjusting for per share repurchase | $ / shares										$ 0.650635750
Seamless Group Inc [Member]
Product Information [Line Items]
Net capital deficit											$ 39,143,247	24,735,379	[1]		$ 8,093,751
Net loss											14,417,786	15,725,713	[2]
Net cash used in operating activities											(15,286,494)	8,681,916	[2]
Net cash used in investing activities											$ (1,444,823)	732,332	[2]
Shares forfeited | shares	320,071		466,573								77,261
Fair value of awards granted			$ 2,695,334					$ 310,292
Stock price at grant date | $ / shares					$ 6.55						$ 6.55
Accounts receivable credit loss											$ 187,462	117,195
Advertising and promotion costs											784,818	618,661
Safeguarding assets											1,983,116	5,787,354
Safeguarding liabilities											1,983,116	5,787,354
Cash											48,516,765	62,798,729	[1]
Working capital deficit											70,500,000
Net capital deficit											36,200,000
Net cash used in operating activities											15,286,494	(8,681,916)	[2]
Net cash provided by investing activities											1,444,823	(732,332)	[2]
Net cash used in financing activities											1,197,648	5,767,020	[2]
Outstanding balance of convertible bond											$ 10,000,000	10,000,000
Expected Volatility, Minimum					39.84%						39.84%
Expected Volatility, Maximum					43.74%						43.74%
Expected Dividend Yield					0.00%						0.00%
Exercise Price | $ / shares
Weighted Average Fair Value | $ / shares					$ 5.73						$ 5.73
Fair value of awards granted											$ 32,790,450
Other assets											$ 2,000,000.0	$ 5,800,000
Seamless Group Inc [Member] | Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares | shares											1,532,798	1,532,798
Seamless Group Inc [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible bond											$ 10,000,000	$ 10,000,000
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk percentgae											53.00%	71.00%
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period											5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period											7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period											10 years
2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Shares vested | shares			3,964,324					2,188,771		1,954,086
Shares vested and expected to vest | shares								1,775,553		2,010,238
Shares unvested								$ 13,178,775.56		$ 14,587,799.62
Exchange consideration shares | shares			40,000,000
2022 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Seamless Group Inc [Member]
Product Information [Line Items]
Share-based compensation grants in priod | shares							5,803,000
2022 Equity Incentive Plan [Member] | Seamless Group Inc [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other | shares						5,803,000
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod | shares							2,591,543
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Directors And Employees [Member]
Product Information [Line Items]
Share-based compensation options grants in period | shares							978,397
Share-based compensation exercisable, weighted average exercise price | $ / shares							$ 12.87
2018 Equity Incentive Plan [Member] | Seamless Group Inc [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod | shares							2,591,543
Share-based compensation options grants in period | shares							978,397
Share-based compensation exercisable, weighted average exercise price | $ / shares							$ 12.87
Maximum [Member]
Product Information [Line Items]
New issuance shares		$ 10,000,000
Expected Time to Liquidity				2 years 10 days	2 years 10 days
Maximum [Member] | Subsequent Event [Member]
Product Information [Line Items]
New issuance shares		$ 10,000,000
Maximum [Member] | Seamless Group Inc [Member]
Product Information [Line Items]
Expected Time to Liquidity					2 years 11 months 1 day						2 years 11 months 1 day
Minimum [Member]
Product Information [Line Items]
Expected Time to Liquidity				10 days	10 days
Minimum [Member] | Seamless Group Inc [Member]
Product Information [Line Items]
Expected Time to Liquidity					11 months 1 day						11 months 1 day
InFint Acquisition Corporation [Member]
Product Information [Line Items]
Cash equivalents											$ 0	$ 0
Cash and marketable securities held in trust account											83,523,112	208,932,880
Deferred offering costs											582,540
Adjustments to additional paid in capital, fair value											268,617
Underwriter discount											8,499,949
Temporary equity											83,523,112	208,932,880
Unrecognized tax benefits											0	0
Accrued interest and penalties											0	0
Federal depository insurance											250,000
Cash balances											43,509
Working capital deficit											(4,516,047)
Net capital deficit											10,516,011	8,488,304			$ 4,442,224
Net loss											(3,147,500)	1,111,964
Net cash used in operating activities											(552,958)	(756,716)
Net cash used in investing activities											(130,584,975)	2,999,982
Cash											43,509	271,467
Net cash used in operating activities											552,958	756,716
Net cash provided by investing activities											130,584,975	(2,999,982)
Net cash used in financing activities											$ 130,259,975	$ (2,999,982)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.